Condensed Statement of Cash Flows of Parent Company (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$ (41,591)	¥ (289,546)	¥ (233,130)	¥ (306,704)
Cash flows from investing activities:
Net cash used in investing activities	(3,349)	(23,315)	(57,231)	42,797
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	10,670	74,281	27	3,091
Payment for IPO costs				(3,362)
Net cash provided by/(used in) financing activities	35,250	245,402	(26,953)	190,948
Net decrease in Cash, cash equivalents and restricted cash	(9,684)	(67,423)	(317,992)	(112,444)
Cash, cash equivalents and restricted cash at the beginning of the year	13,505	94,018	412,010	524,454
Cash, cash equivalents and restricted cash at the end of the year	3,821	26,595	94,018	412,010
Gridsum Holding Inc.
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	899	6,260	(10,753)	2,424
Cash flows from investing activities:
Investment of subsidiaries and VIEs	(12,168)	(84,710)	(12,136)	(291,008)
Net cash used in investing activities	(12,168)	(84,710)	(12,136)	(291,008)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	10,670	74,281	27	3,091
Payment for IPO costs				(3,362)
Net cash provided by/(used in) financing activities	10,670	74,281	27	(271)
Net decrease in Cash, cash equivalents and restricted cash	(599)	(4,169)	(22,862)	(288,855)
Cash, cash equivalents and restricted cash at the beginning of the year	646	4,493	27,355	316,210
Cash, cash equivalents and restricted cash at the end of the year	$ 47	¥ 324	¥ 4,493	¥ 27,355